Investment in Associate Company - Summary of Movements in Investment in Associates (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [abstract]
Beginning balance	$ 0	$ 0
Unquoted equity shares at fair value of identifiable assets	900,440	0
Share of losses of associates	(81,880)	0
Ending balance	$ 818,560	$ 0